Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements Of Cash Flows Abstract
Net Cash Provided by Operating Activities	$ 4,315	$ 125,701
Cash Flows from Investing Activities:
Proceeds from sale of notes	0	18,709
Vessels'/drilling rigs acquisitions, improvements and other fixed assets	(258,925)	(209,097)
Advances for vessel acquisitions/drillships under construction	(86,479)	(56,210)
Decrease in restricted cash	93,363	36,323
Proceeds from sale of vessels	0	116,740
Net Cash Used in Investing Activities	(252,041)	(93,535)
Cash Flows from Financing Activities:
Proceeds from long-term credit facilities and term loans	182,576	128,103
Payments of long-term credit facility	(154,134)	(214,032)
Net proceeds from sale in ownerships interest of subsidiary	123,084	180,485
Payment of financing costs, net	(19,458)	(11,573)
Net Cash Provided by Financing Activities	132,068	82,983
Net (decrease)/ increase in cash and cash equivalents	(115,658)	115,149
Cash and cash equivalents at beginning of period	341,950	251,143
Cash and cash equivalents at end of period	$ 226,292	$ 366,292